Other Accounts Payable (Details) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 23, 2014
Other Accounts Payable (Details) [Line Items]
Other accounts payable | S/	S/ 72,991		S/ (58,011)	S/ (292,184)
Capital stock percentage						70.00%
New acquisition agreement amount | $		$ 15.4
Option agreement amount | $		$ 32.7
Financial instruments amount	70,300				$ 17.3
subsidiary Cumbra Peru S.A. [Member]
Other Accounts Payable (Details) [Line Items]
Other accounts payable | S/	S/ 77,600		S/ 88,200